NOTES PAYABLE (Details)												12 Months Ended												12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Oct. 01, 2014 Short-term Debt [Member] USD ($)	Dec. 31, 2014 Notes payable Canadian dollars CAD	Dec. 31, 2013 Notes payable Canadian dollars CAD	Dec. 31, 2014 Notes payable U.S. dollars USD ($)	Dec. 31, 2014 Notes payable U.S. dollars CAD	Dec. 31, 2013 Notes payable U.S. dollars USD ($)	Dec. 31, 2013 Notes payable U.S. dollars CAD	Dec. 31, 2014 Revolving and demand credit facilities CAD	Dec. 31, 2013 Revolving and demand credit facilities CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility Canadian dollars TransCanada PipeLines Limited CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility U.S. dollars TCPL USA USD ($)	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility U.S. dollars TAIL USD ($)	Dec. 31, 2014 Demand credit facility TransCanada Pipelines Limited and TransCanada Pipelines USA CAD	Dec. 31, 2013 Demand credit facility TransCanada Pipelines Limited and TransCanada Pipelines USA CAD	Dec. 31, 2012 Demand credit facility TransCanada Pipelines Limited and TransCanada Pipelines USA CAD	Dec. 31, 2014 Demand credit facility Canadian dollars TransCanada Pipelines Limited and TransCanada Pipelines USA CAD
Notes payable
Outstanding December 31	2,467,000,000	1,842,000,000	$ 170,000,000	1,540,000,000	751,000,000	$ 800,000,000	927,000,000	$ 1,025,000,000	1,091,000,000
Weighted Average Interest Rate per Annum at December 31				1.20%	1.20%	0.70%	0.70%	0.30%	0.30%
Unused Capacity										6,700,000,000	6,200,000,000										3,000,000,000	1,000,000,000	1,000,000,000				600,000,000
Maximum borrowing capacity																					3,000,000,000	1,000,000,000	1,000,000,000				1,400,000,000
Cost to maintain the facility												6,000,000	4,000,000	4,000,000	2,000,000	1,000,000	1,000,000	1,000,000	0	0				0	0	0